Equity Method Investment in Smackover Lithium - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Equity Method Investment in Joint Ventures
Net loss	$ 3,052	$ 4,982	$ 5,790	$ 6,532
Company's share of net loss	1,478	1,260	2,980	2,244
Current assets	145,195		145,195		$ 157,687
Non-current assets	252,143		252,143		228,829
TOTAL ASSETS	397,338		397,338		386,516
Current liabilities	8,123		8,123		10,086
TOTAL LIABILITIES	28,166		28,166		32,558
Carrying amount of investment in joint ventures	193,113		193,113		168,868
Total
Equity Method Investment in Joint Ventures
Net loss	2,685	2,290	5,418	4,080
Company's share of net loss	1,478	1,260	2,980	2,244
Current assets	36,466		36,466		23,730
Non-current assets	178,609		178,609		147,386
TOTAL ASSETS	215,075		215,075		171,116
Current liabilities	11,673		11,673		11,795
TOTAL LIABILITIES	11,673		11,673		11,795
Net assets	203,402		203,402		159,321
Company's share of Smackover Lithium	111,872		111,872		87,627
Adjustments to the Company's share of net assets	81,241		81,241		81,241
Carrying amount of investment in joint ventures	193,113		193,113		168,868
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss	2,243	1,855	4,606	3,362
Company's share of net loss	1,234	1,020	2,533	1,849
Current assets	21,120		21,120		12,741
Non-current assets	96,525		96,525		82,994
TOTAL ASSETS	117,645		117,645		95,735
Current liabilities	6,155		6,155		7,139
TOTAL LIABILITIES	6,155		6,155		7,139
Net assets	111,490		111,490		88,596
Company's share of Smackover Lithium	61,320		61,320		48,728
Adjustments to the Company's share of net assets	56,437		56,437		56,437
Carrying amount of investment in joint ventures	117,757		117,757		105,165
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss	442	435	812	718
Company's share of net loss	244	$ 240	447	$ 395
Current assets	15,346		15,346		10,989
Non-current assets	82,084		82,084		64,392
TOTAL ASSETS	97,430		97,430		75,381
Current liabilities	5,518		5,518		4,656
TOTAL LIABILITIES	5,518		5,518		4,656
Net assets	91,912		91,912		70,725
Company's share of Smackover Lithium	50,552		50,552		38,899
Adjustments to the Company's share of net assets	24,804		24,804		24,804
Carrying amount of investment in joint ventures	$ 75,356		$ 75,356		$ 63,703